Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses and other current liabilities
Accrued clinical costs	$ 2,239	$ 3,162	$ 852
Employees' compensation	689	636	463
Accrued research	221
Accrued preclinical costs		166
Accrued deferred financing costs			55
Other	95	57	185
Total	$ 3,244	$ 4,021	$ 1,555